Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO Jesse Gary[1] ($)	Compensation Actually Paid to PEO Jesse Gary[1,2,3] ($)	Summary Compensation Table Total for PEO Michael Bless[1] ($)	Compensation Actually Paid to PEO Michael Bless[1,2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2] ($)	Value of Initial Fixed $100 Investment based on: [3]		GAAP Net Income ($ Millions)	Relative TSR (as % of Avg. TSR Comparators)[4]
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	8,193,535	1,563,282	N/A	N/A	840,747	93,714	109	226	(14)	64.3%
2021	5,440,308	6,360,209	4,217,895	4,617,882	1,084,929	1,099,028	220	296	(167)	71.9%
2020	N/A	N/A	5,208,386	12,209,538	1,538,266	2,998,546	147	115	(123)	129.8%

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote [Text Block]
1. Jesse Gary was our PEO in 2021 and 2022 and Michael Bless was our PEO in 2020 and 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Craig Conti	Craig Conti	Craig Conti
Michelle Harrison	Michelle Harrison	Jesse Gary
Gunnar Gudlaugsson	John Hoerner	Michelle Harrison
John DeZee	Gunnar Gudlaugsson	John Hoerner
Gerald Bialek	John DeZee
Matthew Aboud

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Jesse Gary ($)	Exclusion of Stock Awards for Jesse Gary ($)	Inclusion of Equity Values for Jesse Gary ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Jesse Gary ($)
2022	8,193,535	(2,818,363)	(3,811,890)	0	0	1,563,282
2021	5,440,308	(4,074,372)	4,994,273	0	0	6,360,209
2020	N/A	N/A	N/A	N/A	N/A	N/A

Year	Summary Compensation Table Total for Michael Bless ($)	Exclusion of Stock Awards for Michael Bless ($)	Inclusion of Equity Values for Michael Bless ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Michael Bless ($)
2022	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,217,895	(2,962,736)	3,362,723	0	0	4,617,882
2020	5,208,386	(3,003,706)	10,481,718	(476,860)	0	12,209,538

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	840,747	(270,785)	(488,552)	0	12,305	93,714
2021	1,084,929	(473,163)	476,392	(16,691)	27,561	1,099,028
2020	1,538,266	(737,162)	2,289,174	(106,204)	14,472	2,998,546

The amounts in the Exclusion of Stock Awards columns in the table above are the totals from the Stock Awards column set forth in the Summary Compensation Table. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jesse Gary ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jesse Gary ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jesse Gary ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jesse Gary ($)	Total - Inclusion of Equity Values for Jesse Gary ($)
2022	647,705	(2,040,936)	(2,418,659)	—	(3,811,890)
2021	4,446,510	(35,970)	583,734	—	4,994,273
2020	N/A	N/A	N/A	N/A	N/A

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael Bless ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael Bless ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael Bless ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael Bless ($)	Total - Inclusion of Equity Values for Michael Bless ($)
2022	N/A	N/A	N/A	N/A	N/A
2021	2,576,583	(360,778)	1,146,918	—	3,362,723
2020	6,375,052	2,811,160	1,295,506	—	10,481,718

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	78,887	(129,822)	(305,583)	(132,033)	(488,552)
2021	338,488	(8,489)	146,393	0	476,392
2020	1,405,931	631,818	251,425	0	2,289,174

Non-PEO NEO Average Total Compensation Amount	$ 840,747	$ 1,084,929	$ 1,538,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 93,714	1,099,028	2,998,546
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Jesse Gary ($)	Exclusion of Stock Awards for Jesse Gary ($)	Inclusion of Equity Values for Jesse Gary ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Jesse Gary ($)
2022	8,193,535	(2,818,363)	(3,811,890)	0	0	1,563,282
2021	5,440,308	(4,074,372)	4,994,273	0	0	6,360,209
2020	N/A	N/A	N/A	N/A	N/A	N/A

Year	Summary Compensation Table Total for Michael Bless ($)	Exclusion of Stock Awards for Michael Bless ($)	Inclusion of Equity Values for Michael Bless ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Michael Bless ($)
2022	N/A	N/A	N/A	N/A	N/A	N/A
2021	4,217,895	(2,962,736)	3,362,723	0	0	4,617,882
2020	5,208,386	(3,003,706)	10,481,718	(476,860)	0	12,209,538

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Less Change in Pension Value Reported in Summary Compensation Table	Plus Pension Service Cost for Services Rendered During the Year	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	840,747	(270,785)	(488,552)	0	12,305	93,714
2021	1,084,929	(473,163)	476,392	(16,691)	27,561	1,099,028
2020	1,538,266	(737,162)	2,289,174	(106,204)	14,472	2,998,546

The amounts in the Exclusion of Stock Awards columns in the table above are the totals from the Stock Awards column set forth in the Summary Compensation Table. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jesse Gary ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jesse Gary ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jesse Gary ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jesse Gary ($)	Total - Inclusion of Equity Values for Jesse Gary ($)
2022	647,705	(2,040,936)	(2,418,659)	—	(3,811,890)
2021	4,446,510	(35,970)	583,734	—	4,994,273
2020	N/A	N/A	N/A	N/A	N/A

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael Bless ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael Bless ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael Bless ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael Bless ($)	Total - Inclusion of Equity Values for Michael Bless ($)
2022	N/A	N/A	N/A	N/A	N/A
2021	2,576,583	(360,778)	1,146,918	—	3,362,723
2020	6,375,052	2,811,160	1,295,506	—	10,481,718

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	78,887	(129,822)	(305,583)	(132,033)	(488,552)
2021	338,488	(8,489)	146,393	0	476,392
2020	1,405,931	631,818	251,425	0	2,289,174

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEO, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Relative TSR over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Tabular List [Table Text Block]

a. Relative TSR
b. Controllable Costs
c. Shipment Volume

Total Shareholder Return Amount	$ 109	220	147
Peer Group Total Shareholder Return Amount	226	296	115
Net Income (Loss)	$ (14,000,000)	$ (167,000,000)	$ (123,000,000)
Company Selected Measure Amount	0.643	0.719	1.298
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	a. Relative TSR
Non-GAAP Measure Description [Text Block]	We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 because this is the primary performance metric in the PSU program, which is the largest element of pay for the PEO. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	b. Controllable Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	c. Shipment Volume
Gary [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,193,535	$ 5,440,308
PEO Actually Paid Compensation Amount	$ 1,563,282	$ 6,360,209
PEO Name	Jesse Gary	Jesse Gary
Bless [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,217,895	$ 5,208,386
PEO Actually Paid Compensation Amount		$ 4,617,882	$ 12,209,538
PEO Name		Michael Bless	Michael Bless
PEO [Member] | Gary [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,818,363	$ 4,074,372
PEO [Member] | Gary [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,811,890	4,994,273
PEO [Member] | Gary [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Gary [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Gary [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	647,705	4,446,510
PEO [Member] | Gary [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,040,936	35,970
PEO [Member] | Gary [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,418,659	583,734
PEO [Member] | Gary [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | Bless [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,962,736	$ 3,003,706
PEO [Member] | Bless [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,362,723	10,481,718
PEO [Member] | Bless [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	476,860
PEO [Member] | Bless [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Bless [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		2,576,583	6,375,052
PEO [Member] | Bless [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		360,778	2,811,160
PEO [Member] | Bless [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		1,146,918	1,295,506
PEO [Member] | Bless [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	270,785	473,163	737,162
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	488,552	476,392	2,289,174
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	16,691	106,204
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,305	27,561	14,472
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	78,887	338,488	1,405,931
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	129,822	8,489	631,818
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	132,033	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 305,583	$ 146,393	$ 251,425